Consolidated Statement of Changes in Equity - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Remeasurements of defined benefit plans [member]	Available-for-sale financial assets [member]	Exchange differences on translating foreign operations [member]	Treasury stock [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
At beginning of period at Mar. 31, 2015	¥ 11,020,850	¥ 2,337,896	¥ 862,971	¥ 3,554,688	¥ 120,316	¥ 2,234,636	¥ 404,132	¥ (175,261)	¥ 9,339,378	¥ 1,681,472
Comprehensive income:
Net profit	952,822			843,920					843,920	106,129	¥ 2,773
Other comprehensive income	(799,901)				(101,331)	(478,002)	(187,796)		(767,129)	(32,772)
Total comprehensive income	152,921			843,920	(101,331)	(478,002)	(187,796)		76,791	73,357	2,773
Issuance of other equity instruments	299,895										299,895
Acquisition and disposal of subsidiaries and businesses-net	1,371									1,371
Transaction with non-controlling interest shareholders	55			(3)					(3)	58
Dividends to shareholders	(288,632)			(211,922)					(211,922)	(76,710)
Coupons on other equity instruments	(2,773)										(2,773)
Redemption of preferred securities	(142,000)									(142,000)
Purchase of treasury stock	(192)							(192)	(192)
Sale of treasury stock	72							72	72
Loss on sale of treasury stock	(18)		(18)						(18)
Others	550		550						550
At end of period at Mar. 31, 2016	11,042,099	2,337,896	863,503	4,186,683	18,985	1,756,634	216,336	(175,381)	9,204,656	1,537,548	299,895
Comprehensive income:
Net profit	740,586			627,870					627,870	104,787	7,929
Other comprehensive income	141,524				3,789	173,260	(34,962)		142,087	(563)
Total comprehensive income	882,110			627,870	3,789	173,260	(34,962)		769,957	104,224	7,929
Issuance of other equity instruments	149,916										149,916
Acquisition and disposal of subsidiaries and businesses-net	14,888									14,888
Transaction with non-controlling interest shareholders	463			26					26	437
Dividends to shareholders	(271,039)			(205,083)					(205,083)	(65,956)
Coupons on other equity instruments	(7,929)										(7,929)
Redemption of preferred securities	(86,140)									(86,140)
Purchase of treasury stock	(100)							(100)	(100)
Sale of treasury stock	162,568							162,568	162,568
Loss on sale of treasury stock	(2)		(2)						(2)
Others	449		551						551		(102)
At end of period at Mar. 31, 2017	11,887,283	2,337,896	864,052	4,609,496	22,774	1,929,894	181,374	(12,913)	9,932,573	1,505,001	449,709
Comprehensive income:
Net profit	889,598			759,998					759,998	119,878	9,722
Other comprehensive income	194,846				51,273	192,366	(55,387)		188,252	6,594
Total comprehensive income	1,084,444			759,998	51,273	192,366	(55,387)		948,250	126,472	9,722
Issuance of shares under share-based payment transactions	1,695	847	848						1,695
Issuance of other equity instruments	149,916										149,916
Acquisition and disposal of subsidiaries and businesses-net	(204,257)			(1,190)	1,190					(204,257)
Transaction with non-controlling interest shareholders	2,502			62					62	2,440
Dividends to shareholders	(280,272)			(218,596)					(218,596)	(61,676)
Coupons on other equity instruments	(9,722)										(9,722)
Redemption of preferred securities	(135,000)									(135,000)
Purchase of treasury stock	(142)							(142)	(142)
Sale of treasury stock	562							562	562
Loss on sale of treasury stock	(41)		(41)						(41)
Share-based payment transactions	(1,354)		(1,354)						(1,354)
Others	185			(577)	865				288		(103)
At end of period at Mar. 31, 2018	¥ 12,495,799	¥ 2,338,743	¥ 863,505	¥ 5,149,193	¥ 76,102	¥ 2,122,260	¥ 125,987	¥ (12,493)	¥ 10,663,297	¥ 1,232,980	¥ 599,522